Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 7
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2013